SUPPLEMENTAL BALANCE SHEET DISCLOSURES - Change in Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 108	$ 1,552	$ 1,552
Provision (recovery) for credit losses	(22)	$ (826)	996
Write-off of uncollectible accounts, net	(31)		(448)
Balance at end of period	$ 99		$ 108